Statement of cash flows, additional disclosures (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other disclosures on cash flows [abstract]
Fair value adjustment for accounts receivable	R$ (502,502)	R$ (117,097)	R$ 98,283
Fair Value Adjustment On Equity Instruments	0	1,623	1,912
Property and equipment and intangible assets acquired through finance lease	61,455	140,784	67,417
Unpaid consideration for acquisition of non-controlling shares	R$ 425	R$ 579	R$ 725